Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company recognized revenues for products sold to Conic amounting to $11,746 and $18,883 for the nine months ended September 30, 2014 and 2013, respectively. As of September 30, 2014 and 2013, outstanding accounts receivable from Conic for such sales were $4,346 and $12,113, respectively.

Conic also bills the Company for certain expenses related to payroll and employee benefits, rent and occupancy costs, advertising, travel expenses and other expenses paid for by Conic on behalf of NAC. Payroll and employee benefits billed to NAC were for personnel who spend a percentage of their time on NAC’s operations. The administrative and warehouse facilities used by NAC are owned by the majority shareholder and the allocable cost related to the use of these facilities are likewise charged to NAC by Conic. For the nine months ended September 30, 2014, Conic billed the Company a monthly fee of $7,528 or $67,752. The outstanding amount payable to Conic related to the above expenses amounted to $83,119 as of September 30, 2014.

On August 24, 2011, the Company entered into a Shareholder Option Sale Agreement (the “Purchase Agreement”) with Mr. Genovese, the Company’s CEO, to acquire all of his shares in Conic at an agreed consideration of $1,200,000, which increases at a rate of 4.875% per year.

In connection with the Purchase Agreement, the Company has paid to Mr. Genovese $63,800 and $50,300 as of September 30, 2014 and December 31, 2013, respectively, which is reported as a deposit in the consolidated balance sheets. Such deposit, which is currently being held by Mr. Genovese, will be applied towards the purchase price for the Conic shares if the acquisition closes or refunded to the Company in the event that the acquisition does not close on or before the last business day of the fourth quarter of fiscal year 2015.  The Company  made an additional payment of $13,500 to Mr. Genovese during the six months ended June 30, 2014 because it anticipated having additional funding available in July 2014 to make payments under the ten-year payout agreed to by the  Company and Mr. Genovese  (this ten-year payout was subsequently voided in a side letter agreement as noted below).  However, the additional funding was not available in July 2014 as expected.  The Company does not intend to, nor is the Company required to, make any additional payments to Mr. Genovese under the Purchase Agreement.   As of September 30, 2014, the Company has not acquired any shares from Mr. Genovese and has no current plans or means to consummate the acquisition of Conic.

On August 25, 2014, the Company and Mr. Genovese entered into a side letter agreement (the “Side Letter”) to the Purchase Agreement to confirm certain prior oral agreements and memorialize certain understandings, which was deemed effective as of May 15, 2014. Pursuant to the Side Letter, the parties agreed that: (1) the Company is not required to make installment payments to Mr. Genovese;  (2) the Company shall not be obligated to purchase the Conic shares from Mr. Genovese until (a) it has received financing in the collective minimum amount of $1,500,000 or it has accumulated through organic operations an equivalent amount readily available in cash and (b) it is more probable than not that the Company will not operate at a loss during the fiscal quarter following the purchase of the Conic shares; (3) when the Company is able to purchase the Conic shares, it will purchase all of such Conic shares at the same time and not in increments; (4)  the ten-year payout which was previously agreed to as an oral modification to the Purchase Agreement is now void; (5) the Company’s previous payments to Mr. Genovese with respect to the Conic shares shall be treated as a deposit towards the purchase price of the Conic shares, and in the event that the Company has not purchased the Conic shares by the fourth quarter of fiscal year 2015, Mr. Genovese shall return the deposit to the Company; and (6) the Company shall have the right to terminate the Purchase Agreement on or before the last business day of the fourth quarter of fiscal year 2015.  In such event, Mr. Genovese shall return the deposit to the Company and neither party shall have any remaining obligations to the other party.

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company recognized revenues for products sold to Conic amounting to $23,496 and $41,281 for the years ended December 31, 2013 and 2012, respectively.   As of December 31, 2012 and 2012, outstanding accounts receivable from Conic for such sales were $2,130 and $0, respectively.

Conic also bills the Company for certain expenses related to payroll and employee benefits, rent and occupancy costs, advertising, travel expenses and other expenses paid for by Conic on behalf of NAC. Payroll and employee benefits billed to NAC were for personnel who spend a percentage of their time to NAC’s operations.  The administrative and warehouse facilities used by NAC are owned by the majority shareholder and the allocable cost related to the use of these facilities are likewise charged to NAC by Conic.   Effective January 2012, the Company and Conic agreed to a fixed monthly fee of $25,000 to cover the above costs.  The outstanding payable to Conic related to the above expenses amounted to $62,573 and $78,834 as of December 31, 2013 and 2012, respectively. The monthly fixed fee arrangement with Conic was terminated effective September 30, 2013.

On August 24, 2011, the Company entered into an agreement with the CEO to acquire all of his shares in Conic at an agreed consideration of $1,200,000.  The purchase price increases at a rate of 4.875% per year, and both parties have agreed to a ten year payout.   In connection with such agreement, the Company has paid to the CEO $50,300 as of December 31, 2013 and 2012, which is reported as a deposit in the balance sheets.  Such deposit will be refunded to the Company in the event that the acquisition does not close.